Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Noncurrent	$ 110	$ 473
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	1,441	1,126
Derivative Liability, Current	220	1,019
Derivative Asset, Noncurrent	20	0
Derivative Liability, Noncurrent	75	308
Bunker and EUAs Swaps [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	940	170
Derivative Liability, Current	291	968
Derivative Asset, Noncurrent	322	0
Derivative Liability, Noncurrent	35	165
F X Derivative [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	50	0
Total Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Assets	2,723	1,296
Total Liabilities	$ 671	$ 2,460